Contingencies (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2015 bbl	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Environmental
Costs associated with cleanup and remediation	[1]		$ 0.8	$ (1.1)
Accrued environmental costs			1.6
Loss from Catastrophes [Member]
Environmental
Self-insured retentions/Aggregate deductible before indemnification			5.0
Uninsured Risk [Member]
Environmental
Self-insured retentions/Aggregate deductible before indemnification			5.0
Losses Related To Contributed Assets Subject to a Deductible before Eligibility For Indemnification Under the Omnibus Agreement[Member]
Indemnification
Amount of aggregate deductible before indemification by Phillips 66 for failure to obtain certain consents, licenses and permits			0.2
Losses Related To Contributed Assets Subject to a Deductible before Eligibility For Indemnification Under the Omnibus Agreement[Member] | Litigation Matters [Member]
Environmental
Self-insured retentions/Aggregate deductible before indemnification			0.2
Losses Related To Contributed Assets Subject to a Deductible before Eligibility For Indemnification Under the Omnibus Agreement[Member] | Environmental Liabilities [Member]
Environmental
Self-insured retentions/Aggregate deductible before indemnification			$ 0.1
Losses Related To Assets Acquired [Member]
Indemnification
Indemnity deductible, percentage of purchase price			1.00%
Losses Related To Assets Acquired [Member] | Minimum [Member]
Indemnification
Indemnity aggregate cap, percentage of purchase price			10.00%
Losses Related To Assets Acquired [Member] | Maximum [Member]
Indemnification
Indemnity aggregate cap, percentage of purchase price			15.00%
Pipeline Hartford Terminal To A Dock On The Mississippi River [Member]
Environmental
Diesel fuel release, in barrels | bbl		800
Pipeline Hartford Terminal To A Dock On The Mississippi River [Member] | Diesel Fuel Release [Member]
Environmental
Costs associated with cleanup and remediation			$ 5.0

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.